Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Current Assets
Cash	$ 27,452	$ 85,981
Total Current Assets	27,452	85,981
Deposit	102,000
Total Assets	129,452	85,981	0
Current Liabilities
Accounts payable and accrued liabilities	52,208		5,275
Due to related party	46,518	17,442
Total Current Liabilities	98,726	17,442	5,275
Total Liabilities	98,726	17,442	5,275
Stockholders' Equity
Common stock, $0.00001 par value, 50,000,000,000 shares authorized; 18,546,628,778 shares issued and outstanding as at April 30, 2019 and 2018, respectively	221,963	185,466	185,466
Additional paid in capital	7,096,981	6,768,512	6,768,512
Shares to be issued		191,551
Accumulated deficit	(7,288,218)	(7,076,990)	(6,959,253)
Total Stockholders' Equity	30,726	68,539	(5,275)
Total Liabilities and Stockholders' Equity	$ 129,452	$ 85,981	$ 0